Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unpaid principal balances of mortgage loans serviced for others	$ 351,000				$ 578,000				$ 351,000	$ 578,000	$ 729,000
Asset and corresponding liability					$ 1,300,000					$ 1,300,000
Basic earnings per share	$ 0.55	$ 0.61	$ 0.82	$ 0.73	$ 0.34	$ 0.80	$ 0.46	$ 0.41	$ 2.71	$ 2.01	$ 2.43
Compensation expense for restricted stock units									$ 181,000	$ 27,000	$ 270,000
Building Improvements | Minimum
Estimated useful lives									10
Building Improvements | Maximum
Estimated useful lives									50
Furniture and equipment | Minimum
Estimated useful lives									3
Furniture and equipment | Maximum
Estimated useful lives									10